Debenture Payable (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended		191 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Convertible Debentures	Dec. 31, 2011 Convertible Debentures	Oct. 14, 2012 Convertible Debentures	Oct. 14, 2011 Convertible Debentures	Oct. 14, 2010 Convertible Debentures	Oct. 14, 2009 Convertible Debentures	Oct. 14, 2008 Convertible Debentures
Debenture Net Of Discount												$ 359,371
Debt instrument, Face Amount			480,624		480,624	480,624	469,785	120,000	120,000	120,000	120,624
Interest Rate on Debentures												12.00%
Debt Discount Unamortized Discount			121,253		121,253							121,253
Amortization Of Debt Discount			10,839	23,145	132,854	10,839	23,145
Accrued interest	$ 146,908		$ 113,201		$ 113,201	$ 75,270	$ 52,485
Debt Instrument Conversion Terms						The debenture is convertible at the option of the holders into Units of the Company at a conversion rate of $25 per Unit; each Unit consists of one share of the Company common stock and one warrant exercisable into one share of the Company common stock at a price of $30 per share at any time from the exercise of the Conversion Option to two years thereafter.